Risk Management (Details) - Schedule of amortized costs and net loss of modified financial assets $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
MCh$
Amortized costs of financial assets modified during the period	$ 212,655
Net modification loss	$ 109,743